Note 3 - Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Goodwill [Table Text Block]
Goodwill
(in thousands)
Balance as of December 31, 2022	$18,904
Effect of foreign currency translation	(33)
Balance as of March 31, 2023	$18,871

Goodwill (in thousands)
Balance as of December 31, 2021	$—
Acquisitions	19,167
Effect of foreign currency translation	(263)
Balance as of December 31, 2022	$18,904